1. BASIS OF PRESENTATION: Principles of Consolidation (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Principles of Consolidation

Principles of Consolidation

At September 30, 2012, the consolidated financial statements include the accounts of the Company and the accounts of its 100% owned subsidiaries Minera LSG S.A. and Goldrich Placer LLC. Intercompany items and transactions between companies included in the consolidation are eliminated.